Document and Entity Information	Dec. 20, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001795250
Document Type	8-K/A
Document Period End Date	Dec. 20, 2024
Entity Registrant Name	SPHERE ENTERTAINMENT CO.
Entity Incorporation State Country Code	DE
Entity File Number	001-39245
Entity Tax Identification Number	84-3755666
Entity Address, Address Line One	Two Pennsylvania Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10121
City Area Code	(725)
Local Phone Number	258-0001
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	SPHR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On December 20, 2024, Sphere Entertainment Co. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with respect to the Second Amended and Restated Forbearance Agreement of MSGN Holdings L.P. referred to therein and below. This Amendment No. 1 on Form 8-K/A amends Item 1.01 of the Original Form 8-K in its entirety to correct a typographical error.